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As filed with the Securities and Exchange Commission on October 22, 2013

Securities Act Registration No. 333-187381
Investment Company Registration No. 811-22812

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-2

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933 ☒

☒ Pre-Effective Amendment No. 5
Post-Effective Amendment No.

REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 5

Ares Multi-Strategy Credit Fund, Inc.
 (Exact Name of Registrant as Specified in Charter)

2000 Avenue of the Stars
12th Floor
Los Angeles, California 90067
(Address of Principal Executive Offices)

(310) 201-4100
(Registrant's Telephone Number, Including Area Code)

Michael D. Weiner
Daniel J. Hall
2000 Avenue of the Stars
12th Floor
Los Angeles, California 90067
(310) 201-4100
(Name and Address of Agent for Service)

Copies to:

Monica J. Shilling Proskauer Rose LLP 2049 Century Park East, Suite 3200 Los Angeles, California (310) 557-2900	Maria Gattuso Willkie Farr & Gallagher LLP 787 7th Avenue New York, New York (212) 728-8000	Leonard B. Mackey, Jr. Clifford R. Cone Clifford Chance US LLP 31 W. 52nd Street New York, New York (212) 878-8000

Approximate Date of Proposed Public Offering:
As soon as practicable after the effective date of this Registration Statement.

         If any of the securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. ☐

         It is proposed that this filing will become effective (check appropriate box)

         ☐ when declared effective pursuant to section 8(c)

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Amount Being Registered	Proposed Maximum Offering Price per Unit	Proposed Maximum Aggregate Offering Price(1)	Amount of Registration Fee

Common Stock, ($.001 par value per share)	40,000 shares	$25.00	$1,000,000	$136.40(2)

(1)
Estimated solely for purpose of calculating the registration fee.

(2)
Previously paid.

         The registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that the Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such dates as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

 EXPLANATORY NOTE

        This Pre-Effective Amendment No. 5 to the Registration Statement on Form N-2 (File No. 333-187381) of Ares Multi-Strategy Credit Fund, Inc. (the "Registration Statement") is being filed solely for the purpose of filing exhibits to the Registration Statement. Accordingly, this Pre-Effective Amendment No. 5 consists only of a facing page, this explanatory note, Part C of the Registration Statement, the signature pages to the Registration Statement and the filed exhibits. This Pre-Effective Amendment No. 5 does not modify any other part of the Registration Statement. The prospectus and financial statements are unchanged and have been omitted.

 PART C

Other Information

Item 25.    Statements and exhibits

(1)
Financial statements

        Statement of net assets, dated as of September 17, 2013.

(2)
Exhibits

(a)	Articles of Amendment and Restatement.(1)
(b)	Bylaws.(1)
(c)	Not Applicable.
(d)	Portions of the Articles of Amendment and Restatement and Bylaws of the Registrant defining the rights of holders of shares of common stock of the Registrant.*
(e)	Form of Dividend Reinvestment Plan.(1)
(f)	Not Applicable.
(g)	Form of Investment Advisory Agreement between the Registrant and Ares Capital Management II LLC.(3)
(h)(1)	Form of Underwriting Agreement.(2)
(h)(2)	Form of Master Agreement Among Underwriters.(3)
(h)(3)	Form of Master Selected Dealers Agreement.(3)
(h)(4)	Form of Merrill Lynch, Pierce, Fenner & Smith Incorporated Structuring Fee Agreement.(2)
(h)(5)	Form of Citigroup Global Markets Inc. Structuring Fee Agreement.(2)
(h)(6)	Form of Morgan Stanley & Co. LLC Structuring Fee Agreement.(2)
(h)(7)	Form of Wells Fargo Securities, LLC Structuring Fee Agreement.(2)
(h)(8)	Form of RBC Capital Markets, LLC Structuring Fee Agreement.(2)
(h)(9)	Form of Stifel, Nicolaus & Company, Incorporated Structuring Fee Agreement.(2)
(i)	Not Applicable.
(j)	Master Custodian Agreement, dated June 11, 2013, between the Registrant and State Street Bank and Trust Company.(4)
(k)(1)	Form of Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company.(1)
(k)(2)	Form of Administration Agreement between Registrant and State Street Bank and Trust Company.(1)
(k)(3)	Form of Trademark License Agreement.(1)
(k)(4)	Form of Indemnification Agreement between the Registrant and the Directors and Officers of the Registrant.(1)
(k)(5)	Form of Investor Support Services Agreement between the Registrant and Destra Capital Investments LLC.(3)
(k)(6)	Form of Distribution Agreement between Ares Capital Management II LLC and Destra Capital Investments LLC.(3)
(k)(7)	Form of Expense Limitation Agreement.(2)
(l)	Opinion and Consent of Fund Counsel.(5)
(m)	Not Applicable.
(n)	Consent of Independent Registered Public Accounting Firm.(3)

(o)	Not Applicable.
(p)	Subscription Agreement.(4)
(q)	Not Applicable.
(r)(1)	Code of Ethics of Fund.(1)
(r)(2)	Code of Ethics of Adviser.(1)
(s)	Powers of Attorney.(6)

(1)
Incorporated by reference to the identically numbered exhibit of the Registration Statement of the Fund on Form N-2 (File Nos. 333-187381 and 811-22812) filed on September 23, 2013.

(2)
Filed herewith.

(3)
Incorporated by reference to the identically numbered exhibit of the Registration Statement of the Fund on Form N-2 (File Nos. 333-187381 and 811-22812) filed on September 26, 2013.

(4)
Incorporated by reference to the identically numbered exhibit of the Registration Statement of the Fund on Form N-2 (File Nos. 333-187381 and 811-22812) filed on June 19, 2013.

(5)
To be filed by amendment.

(6)
Included in the signature pages of the Registration Statement of the Fund on Form N-2 (File Nos. 333-187381 and 811-22812) filed on June 13, 2013.

*
Reference is made to Articles V, VI and VIII of the Registrant's Articles of Amendment and Restatement, filed as Exhibit (a) to this Registration Statement, and to Articles II, VII, IX and XI of the Registrant's Bylaws, filed as Exhibit (b) to this Registration Statement.

Item 26.    Marketing arrangements

        See the Form of Underwriting Agreement, the Form of Master Agreement Among Underwriters, the Form of Master Selected Dealers Agreement and the Form of Merrill Lynch, Pierce, Fenner & Smith Incorporated Structuring Fee Agreement to be filed by amendment as Exhibit (h)(1), (h)(2), (h)(3) and (h)(4), respectively, to the Registration Statement on Form N-2 (333-187381).

Item 27.    Other expenses of issuance and distribution

Securities and Exchange Commission	$40,900
Exchange listing	30,000
Financial Institution Regulatory Authority fees	57,450
Printing expenses	454,708
Promotion	450,000
Accounting	47,500
Legal fees and expenses	676,125
Miscellaneous	10,000

Total	$1,766,683

Item 28.    Persons controlled by or under common control with registrant

        None

Item 29.    Number of holders of securities

        The following table sets forth the approximate number of record holders of the Registrant's common stock at September 17, 2013.

Title of Class	Number of Record Holders
Common stock, par value $.001 per share	1

Item 30.    Indemnification

        Maryland law permits a Maryland corporation to include a provision in its charter limiting the liability of its directors and officers to the corporation and its stockholders for money damages, except for liability resulting from (a) actual receipt of an improper benefit or profit in money, property or services or (b) active and deliberate dishonesty that is established by a final judgment and is material to the cause of action. The Registrant's charter contains a provision that eliminates its directors' and officers' liability to the maximum extent permitted by Maryland law and the Investment Company Act of 1940 (the "1940 Act").

        The Registrant's charter authorizes it to obligate itself, and its bylaws require it, to the maximum extent permitted by Maryland law and subject to the requirements of the 1940 Act, to indemnify any present or former director or officer or any individual who, while a director or officer of the Registrant and at the request of the Registrant, serves or has served another corporation, partnership, joint venture, limited liability company, trust, employee benefit plan or other enterprise as a director, officer, partner, manager, managing member or trustee, from and against any claim or liability to which that individual may become subject or which that individual may incur by reason of his or her service in any of the foregoing capacities and to pay or reimburse his or her reasonable expenses in advance of final disposition of a proceeding, without requiring a preliminary determination of the ultimate entitlement to indemnification. The Registrant's charter and bylaws also permit it to indemnify and advance expenses to any individual who served any predecessor of the Registrant in any of the capacities described above and any employee or agent of the Registrant or any predecessor of the Registrant. In accordance with the 1940 Act, the Registrant will not indemnify any person for any liability to which such person would be subject by reason of such person's willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. In addition to the indemnification provided for in the Registrant's bylaws, the Registrant intends to enter into indemnification agreements with each of the Registrant's directors and certain of the Registrant's officers. The indemnification agreements will attempt to provide these directors and senior officers the maximum indemnification permitted under Maryland law and the Investment Company Act. The agreements will provide, among other things, for the advancement of expenses and indemnification for liabilities which such person may incur by reason of his or her status as a present or former director or officer in any action or proceeding arising out of the performance of such person's services as a present or former director or officer.

        Maryland law requires a Maryland corporation (unless its charter provides otherwise, which the Registrant's charter does not) to indemnify a director or officer who has been successful in the defense of any proceeding to which he or she is made or threatened to be made a party by reason of his or her service in that capacity. Maryland law permits a Maryland corporation to indemnify its present and former directors and officers, among others, against judgments, penalties, fines, settlements and reasonable expenses actually incurred by them in connection with any proceeding to which they may be made or threatened to be made a party by reason of their service in those or other capacities unless it is established that (a) the act or omission of the director or officer was material to the matter giving rise to the proceeding and (i) was committed in bad faith or (ii) was the result of active and deliberate dishonesty, (b) the director or officer actually received an improper personal benefit in money, property or services or (c) in the case of any criminal proceeding, the director or officer had reasonable cause to believe that the act or omission was unlawful. A Maryland corporation may not indemnify a director or officer who has been adjudged liable in a suit by or in the right of the corporation or on the basis that a personal benefit was improperly received. A court may order indemnification if it determines that the director or officer is fairly and reasonably entitled to indemnification, even though the director or officer did not meet the prescribed standard of conduct, was adjudged liable to the corporation or was adjudged liable on the basis that personal benefit was improperly received; however, indemnification for an adverse judgment in a suit by or in the right of the corporation, or for a judgment of liability on the basis that personal benefit was improperly received, is limited to expenses.

        In addition, Maryland law permits a Maryland corporation to advance reasonable expenses to a director or officer upon the corporation's receipt of (a) a written affirmation by the director or officer of his or her good faith belief that he or she has met the standard of conduct necessary for indemnification by the corporation and (b) a written undertaking by him or her or on his or her behalf to repay the amount paid or reimbursed by the corporation if it is ultimately determined that the standard of conduct was not met.

        Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 31.    Business and other connections of adviser

        The description of the Adviser under the caption "Management of the Fund" in the prospectus, which forms part of this registration statement, is incorporated by reference herein. Information as to the directors and officers of the Adviser together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Adviser in the last two years, will be included in its application for registration as an investment adviser on Form ADV (File No. 801-72399) filed under the Investment Advisers Act of 1940, as amended, and is incorporated herein by reference. The Adviser's principal business address is 2000 Avenue of the Stars, 12th Floor, Los Angeles, California 90067.

Item 32.    Locations of accounts and records

        All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules thereunder are maintained at the offices of

(1)
the Registrant, Ares Multi-Strategy Credit Fund, Inc., 2000 Avenue of the Stars, 12th Floor, Los Angeles, California 90067;

(2)
the Transfer Agent, State Street Bank and Trust Company located at 200 Clarendon Street, 16th Floor, Boston, Massachusets 02116;

(3)
the Custodian, State Street Bank and Trust Company located at 200 Clarendon Street, 16th Floor, Boston, Massachusets 02116; and

(4)
the Adviser, Ares Capital Management II LLC, 2000 Avenue of the Stars, 12th Floor, Los Angeles, California 90067.

Item 33.    Management services

        Not applicable.

Item 34.    Undertakings

1.
The Registrant undertakes to suspend the offering of shares until the prospectus is amended if (1) subsequent to the effective date of its registration statement, the net asset value declines more than ten percent from its net asset value as of the effective date of the registration statement; or (2) the net asset value increases to an amount greater than the net proceeds as stated in the prospectus.

2.
The Registrant undertakes that:

(a)
For the purpose of determining any liability under the Securities Act), the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in a form of prospectus filed by the Registrant pursuant to Rule 497(h) under the Securities Act shall be deemed to be part of this registration statement as of the time it was declared effective.

(b)
For the purpose of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

Signatures

        Pursuant to the requirements of the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment No. 5 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, State of California on the 22nd day of October 2013.

ARES MULTI-STRATEGY CREDIT FUND, INC.
By:	/s/ SETH J. BRUFSKY
	Name:	Seth J. Brufsky
	Title:	President, Chief Executive Officer and Director

        Pursuant to the requirements of the Securities Act, this Amendment No. 5 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ SETH J. BRUFSKY Seth J. Brufsky	President, Chief Executive Officer and Director (Principal Executive Officer)	October 22, 2013
/s/ DANIEL NGUYEN Daniel Nguyen	Chief Financial Officer (Principal Financial and Accounting Officer)	October 22, 2013
* David A. Sachs	Chairman of the Board of Directors	October 22, 2013
* Michael H. Diamond	Director	October 22, 2013
* Philip R. Erlanger	Director	October 22, 2013
* John J. Shaw	Director	October 22, 2013

*By:	/s/ DANIEL J. HALL Daniel J. Hall as attorney-in-fact

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  Securities Act Registration No. 333-187381 Investment Company Registration No. 811-22812
EXPLANATORY NOTE
PART C
  Item 25. Statements and exhibits
  Item 26. Marketing arrangements
  Item 27. Other expenses of issuance and distribution
  Item 28. Persons controlled by or under common control with registrant
  Item 29. Number of holders of securities
  Item 30. Indemnification
  Item 31. Business and other connections of adviser
  Item 32. Locations of accounts and records
  Item 33. Management services
  Item 34. Undertakings